Trade Accounts Receivable, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable, impairment charges	$ 1	$ 1	$ 1
Share of Nokia group of companies in consolidated net revenues		10.40%	13.90%
Receivables sold without recourse	127
Factoring transactions	1,143
Financial cost of factored amount	$ 4
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Share of Nokia group of companies in consolidated net revenues	10.00%